Commitments, Contingencies and Guarantees (Tables)	3 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Maturities of Lease Liabilities

As of March 31, 2024, maturities of lease liabilities on an undiscounted cash flow basis were as follows:

Remainder 2024	$6,383
2025	7,836
2026	6,153
2027	4,830
2028	2,026
2029 and beyond	10,921
Total lease payments	38,149
Less: interest	(6,551)
Total lease liability	$31,598